TRANSACTION FEES

VANGUARD MID-CAP INDEX FUND
VANGUARD SMALL-CAP GROWTH INDEX FUND
VANGUARD SMALL-CAP VALUE INDEX FUND

Effective  March  1,  1999,   these  Funds  have  reduced  or  eliminated  their
transaction fees on purchases as follows:

                                     FORMER                      NEW
                                   TRANSACTION               TRANSACTION
FUND (FUND NUMBER)                    FEE                        FEE
--------------------------------------------------------------------------------
Mid-Cap Index Fund (0859)             0.25%                      None
Small-Cap Growth Index Fund (0861)    1.00%                      0.50%
Small-Cap Value Index Fund (0860)     1.00%                      0.50%